Consolidated statement of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 722,238	$ 643,190	$ 421,351
Cost of goods sold	(642,211)	(488,177)	(292,107)
Gross profit	80,027	155,013	129,244
Research and development expenses	(22,262)	(16,771)	(6,831)
Selling, general and administrative expenses	(412,799)	(353,929)	(167,792)
Other operating (expenses) and income, net	(40,951)	1,944	(1,714)
Operating loss	(395,985)	(213,743)	(47,093)
Finance income	15,256	14,435	515
Finance expenses	(16,665)	(15,740)	(11,372)
Loss before tax	(397,394)	(215,048)	(57,950)
Income tax benefit/(expense)	4,827	2,655	(2,411)
Loss for the year, attributable to shareholders of the parent	$ (392,567)	$ (212,393)	$ (60,361)
Loss per share, attributable to shareholders of the parent:
Basic earnings (loss) per share	$ (0.66)	$ (0.39)	$ (0.13)
Diluted earnings (loss) per share	$ (0.66)	$ (0.39)	$ (0.13)
Weighted average common shares outstanding:
Basic and diluted	592,031,935	549,080,310	454,266,908